Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000025422
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class A
Trading Symbol	GSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 2,039,435,706
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,247,407
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025424
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class C
Trading Symbol	GSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.73%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.73%
AssetsNet	$ 2,039,435,706
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,247,407
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202040
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class P
Trading Symbol	GGMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 2,039,435,706
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,247,407
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058957
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class R
Trading Symbol	GSHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
AssetsNet	$ 2,039,435,706
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,247,407
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161292
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class R6
Trading Symbol	GSHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 2,039,435,706
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,247,407
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025420
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Institutional Class
Trading Symbol	GSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,039,435,706
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,247,407
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Investor Class
Trading Symbol	GSHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 2,039,435,706
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,247,407
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025421
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Service Class
Trading Symbol	GSHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
AssetsNet	$ 2,039,435,706
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 6,247,407
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133721
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	GSAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 46,059,643
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 131,967
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133722
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	GSAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$88	1.72%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%
AssetsNet	$ 46,059,643
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 131,967
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202048
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class P
Trading Symbol	GMUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 46,059,643
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 131,967
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class R6
Trading Symbol	GSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 46,059,643
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 131,967
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133723
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Institutional Class
Trading Symbol	GSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 46,059,643
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 131,967
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133724
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Investor Class
Trading Symbol	GSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 46,059,643
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 131,967
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000174582
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class A
Trading Symbol	GPAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,987,093,713
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 1,845,582
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202005
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class P
Trading Symbol	GMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 1,987,093,713
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 1,845,582
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195498
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class R6
Trading Symbol	GPPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 1,987,093,713
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 1,845,582
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136680
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Institutional Class
Trading Symbol	GPPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 1,987,093,713
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 1,845,582
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000204425
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Investor Class
Trading Symbol	GPPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 1,987,093,713
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 1,845,582
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037818
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class A
Trading Symbol	GSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 360,120,991
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 699,091
InvestmentCompanyPortfolioTurnover	656.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037819
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class C
Trading Symbol	GSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.55%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
AssetsNet	$ 360,120,991
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 699,091
InvestmentCompanyPortfolioTurnover	656.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202041
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class P
Trading Symbol	GMVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 360,120,991
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 699,091
InvestmentCompanyPortfolioTurnover	656.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class R
Trading Symbol	GSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 360,120,991
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 699,091
InvestmentCompanyPortfolioTurnover	656.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161293
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class R6
Trading Symbol	GSFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 360,120,991
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 699,091
InvestmentCompanyPortfolioTurnover	656.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037820
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Institutional Class
Trading Symbol	GSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 360,120,991
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 699,091
InvestmentCompanyPortfolioTurnover	656.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058985
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Investor Class
Trading Symbol	GSNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 360,120,991
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 699,091
InvestmentCompanyPortfolioTurnover	656.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000041010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Service Class
Trading Symbol	GSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 360,120,991
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 699,091
InvestmentCompanyPortfolioTurnover	656.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025406
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class A
Trading Symbol	GCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 2,307,053,246
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 3,504,833
InvestmentCompanyPortfolioTurnover	500.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025408
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class C
Trading Symbol	GCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$75	1.46%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%
AssetsNet	$ 2,307,053,246
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 3,504,833
InvestmentCompanyPortfolioTurnover	500.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202037
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class P
Trading Symbol	GAKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,307,053,246
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 3,504,833
InvestmentCompanyPortfolioTurnover	500.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058955
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class R
Trading Symbol	GDFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 2,307,053,246
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 3,504,833
InvestmentCompanyPortfolioTurnover	500.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161289
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GCFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,307,053,246
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 3,504,833
InvestmentCompanyPortfolioTurnover	500.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025404
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	GSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,307,053,246
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 3,504,833
InvestmentCompanyPortfolioTurnover	500.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Investor Class
Trading Symbol	GDFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 2,307,053,246
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 3,504,833
InvestmentCompanyPortfolioTurnover	500.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025405
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Service Class
Trading Symbol	GSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 2,307,053,246
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 3,504,833
InvestmentCompanyPortfolioTurnover	500.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025382
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
AssetsNet	$ 407,394,044
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 1,614,420
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Holdings [Text Block]

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	GSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.87%
AssetsNet	$ 407,394,044
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 1,614,420
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Holdings [Text Block]

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202032
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class P
Trading Symbol	GAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 407,394,044
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 1,614,420
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Holdings [Text Block]

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161284
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	GSIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 407,394,044
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 1,614,420
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Holdings [Text Block]

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025381
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 407,394,044
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 1,614,420
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Holdings [Text Block]

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090759
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	GSIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 407,394,044
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 1,614,420
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Holdings [Text Block]

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025378
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Administration Class
Trading Symbol	GEADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 523,953,802
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 645,011
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025379
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class A
Trading Symbol	GEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 523,953,802
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 645,011
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202031
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class P
Trading Symbol	GAEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 523,953,802
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 645,011
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161283
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class R6
Trading Symbol	GEIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 523,953,802
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 645,011
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025377
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Institutional Class
Trading Symbol	GEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 523,953,802
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 645,011
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Investor Class
Trading Symbol	GHIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 523,953,802
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 645,011
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000231823
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Service Class
Trading Symbol	GESVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 523,953,802
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 645,011
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025416
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class A
Trading Symbol	GSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 669,516,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,778,701
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025418
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class C
Trading Symbol	GSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.66%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%
AssetsNet	$ 669,516,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,778,701
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202039
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class P
Trading Symbol	GGXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 669,516,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,778,701
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161291
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GBIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 669,516,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,778,701
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025414
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	GSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 669,516,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,778,701
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090762
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Investor Class
Trading Symbol	GBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 669,516,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,778,701
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025415
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Service Class
Trading Symbol	GGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 669,516,897
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,778,701
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025396
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class A
Trading Symbol	GSGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 125,722,560
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 284,207
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025398
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class C
Trading Symbol	GSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.56%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%
AssetsNet	$ 125,722,560
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 284,207
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202035
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class P
Trading Symbol	GGTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 125,722,560
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 284,207
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058953
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class R
Trading Symbol	GSORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 125,722,560
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 284,207
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161287
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class R6
Trading Symbol	GSOUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 125,722,560
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 284,207
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025394
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Institutional Class
Trading Symbol	GSOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 125,722,560
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 284,207
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058954
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Investor Class
Trading Symbol	GSOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 125,722,560
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 284,207
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025395
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Service Class
Trading Symbol	GSOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 125,722,560
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 284,207
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090159
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class A
Trading Symbol	GFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 2,001,967,437
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 5,688,146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090160
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class C
Trading Symbol	GFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
AssetsNet	$ 2,001,967,437
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 5,688,146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202045
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class P
Trading Symbol	GGNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,001,967,437
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 5,688,146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090163
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class R
Trading Symbol	GFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
AssetsNet	$ 2,001,967,437
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 5,688,146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195494
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class R6
Trading Symbol	GFRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,001,967,437
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 5,688,146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090161
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	GSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 2,001,967,437
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 5,688,146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090162
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Investor Class
Trading Symbol	GFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 2,001,967,437
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 5,688,146
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215837
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class A
Trading Symbol	GSCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 123,125,760
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 291,600
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215839
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class C
Trading Symbol	GSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.72%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.72%
AssetsNet	$ 123,125,760
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 291,600
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215834
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class P
Trading Symbol	GSCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 123,125,760
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 291,600
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215835
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class R6
Trading Symbol	GSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 123,125,760
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 291,600
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215838
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Institutional Class
Trading Symbol	GSNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 123,125,760
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 291,600
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215840
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Investor Class
Trading Symbol	GSCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 123,125,760
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 291,600
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class A
Trading Symbol	GSAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 245,516,288
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 316,840
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class C
Trading Symbol	GSCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$73	1.42%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%
AssetsNet	$ 245,516,288
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 316,840
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202042
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class P
Trading Symbol	GGJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 245,516,288
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 316,840
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000059010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class R
Trading Symbol	GSRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 245,516,288
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 316,840
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161294
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class R6
Trading Symbol	GSRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 245,516,288
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 316,840
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	GSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 245,516,288
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 316,840
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000059011
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Investor Class
Trading Symbol	GSTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 245,516,288
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 316,840
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025412
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class A
Trading Symbol	GSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 639,461,955
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,055,983
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202038
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class P
Trading Symbol	GGBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 639,461,955
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,055,983
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161290
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class R6
Trading Symbol	GTIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 639,461,955
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,055,983
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025410
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Institutional Class
Trading Symbol	GSGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 639,461,955
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,055,983
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090761
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Investor Class
Trading Symbol	GTIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 639,461,955
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,055,983
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025411
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Separate Account Institutional
Trading Symbol	GSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 639,461,955
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,055,983
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056392
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class A
Trading Symbol	GAMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
AssetsNet	$ 31,478,611
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 127,087
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Holdings [Text Block]

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056393
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class C
Trading Symbol	GCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.89%
AssetsNet	$ 31,478,611
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 127,087
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Holdings [Text Block]

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202043
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class P
Trading Symbol	GMWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 31,478,611
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 127,087
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Holdings [Text Block]

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class R6
Trading Symbol	GIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 31,478,611
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 127,087
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Holdings [Text Block]

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056394
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Institutional Class
Trading Symbol	GIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 31,478,611
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 127,087
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Holdings [Text Block]

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090763
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Investor Class
Trading Symbol	GLIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 31,478,611
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 127,087
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Holdings [Text Block]

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class A
Trading Symbol	GDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,264,344,570
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,424,737
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class C
Trading Symbol	GDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
AssetsNet	$ 1,264,344,570
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,424,737
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202046
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class P
Trading Symbol	GMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,264,344,570
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,424,737
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110987
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class R
Trading Symbol	GIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 1,264,344,570
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,424,737
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161296
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	GDIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,264,344,570
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,424,737
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110985
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	GDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,264,344,570
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,424,737
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110986
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	GSSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 1,264,344,570
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,424,737
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025390
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class A
Trading Symbol	GSSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 470,108,158
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,028,490
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025392
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class C
Trading Symbol	GSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 470,108,158
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,028,490
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202034
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class P
Trading Symbol	GMDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 470,108,158
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,028,490
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161286
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class R6
Trading Symbol	GSTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 470,108,158
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,028,490
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025388
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Institutional Class
Trading Symbol	GSTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 470,108,158
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,028,490
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058952
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Investor Class
Trading Symbol	GTDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 470,108,158
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,028,490
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025389
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Service Class
Trading Symbol	GSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 470,108,158
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,028,490
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090150
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class A
Trading Symbol	GSZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 754,065,631
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 2,124,315
InvestmentCompanyPortfolioTurnover	1306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090151
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class C
Trading Symbol	GSZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.81%
AssetsNet	$ 754,065,631
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 2,124,315
InvestmentCompanyPortfolioTurnover	1306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202044
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class P
Trading Symbol	GSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 754,065,631
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 2,124,315
InvestmentCompanyPortfolioTurnover	1306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090154
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class R
Trading Symbol	GSZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$67	1.31%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
AssetsNet	$ 754,065,631
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 2,124,315
InvestmentCompanyPortfolioTurnover	1306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161295
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class R6
Trading Symbol	GSZUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 754,065,631
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 2,124,315
InvestmentCompanyPortfolioTurnover	1306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090152
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Institutional Class
Trading Symbol	GSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 754,065,631
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 2,124,315
InvestmentCompanyPortfolioTurnover	1306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090153
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Investor Class
Trading Symbol	GZIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 754,065,631
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 2,124,315
InvestmentCompanyPortfolioTurnover	1306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025402
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class A
Trading Symbol	GSUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 185,240,380
Holdings Count | Holding	734
Advisory Fees Paid, Amount	$ 314,957
InvestmentCompanyPortfolioTurnover	1046.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202036
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class P
Trading Symbol	GSBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 185,240,380
Holdings Count | Holding	734
Advisory Fees Paid, Amount	$ 314,957
InvestmentCompanyPortfolioTurnover	1046.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161288
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class R6
Trading Symbol	GGIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 185,240,380
Holdings Count | Holding	734
Advisory Fees Paid, Amount	$ 314,957
InvestmentCompanyPortfolioTurnover	1046.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Institutional Class
Trading Symbol	GSUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 185,240,380
Holdings Count | Holding	734
Advisory Fees Paid, Amount	$ 314,957
InvestmentCompanyPortfolioTurnover	1046.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090760
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Investor Class
Trading Symbol	GGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 185,240,380
Holdings Count | Holding	734
Advisory Fees Paid, Amount	$ 314,957
InvestmentCompanyPortfolioTurnover	1046.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025401
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Separate Account Institutional
Trading Symbol	GSUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 185,240,380
Holdings Count | Holding	734
Advisory Fees Paid, Amount	$ 314,957
InvestmentCompanyPortfolioTurnover	1046.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)
Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs